Leases	12 Months Ended
Aug. 31, 2020
Leases
Leases

24.   Leases

The Group’s operating leases mainly related to offices and classroom facilities. The Group has no finance leases. The Company do not assume renewals in our determination of the lease term unless the renewals are reasonably certain to be exercised at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of August 31, 2020, the weighted average remaining lease term was 2.6 years and weighted average discount rate was 5.60% for the Group’ operating leases.

The operating lease costs were as follows:

	For the year ended August 31, 2020
	RMB	US$
Operating Lease Costs:
Fixed	523,639	76,473
Short-term	6,792	992
Total	530,431	77,465

24.   Leases (continued)

Supplemental cash flow information related to operating leases was as follows:

	For the year ended August 31, 2020
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases	526,985	76,961
Right-of-use assets obtained in exchange for lease obligations:	314,883	45,986

The aggregate future lease payments for operating leases as of August 31, 2020 were as follows:

	RMB	US$
2021	504,469	73,673
2022	427,469	62,428
2023	327,078	47,767
2024	169,267	24,720
2025 and thereafter	155,660	22,732

Total	1,583,943	231,320